Note 14 - Net Loss Per Common Share - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	12,771,516	396,277	12,034,389	419,502
Employee Stock Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	5,294,016	253,777
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	180,000	142,500	180,000	202,500
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	3,082,500		3,082,500
Series F Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	4,215,000		6,165,000